Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Other than Temporary Impairments [Line Items]
Beginning balance	$ (568)	$ (696)	$ (1,685)
Additional credit loss for securities previously other-than-temporarily impaired	84	(71)	29
Additional credit loss for securities not previously other-than-temporarily impaired	(1,283)		(1,628)
Reduction in credit loss for securities disposed or collected	593	181	960
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	0		1,628
Change in credit loss due to accretion of increase in cash flows	1	18
Ending balance	$ (1,173)	$ (568)	$ (696)